Stockholders’ Equity/(Deficit)	12 Months Ended
Dec. 31, 2025
Equity [Abstract]
Stockholders’ Equity/(Deficit)

Note 3 – Stockholders’ Equity/(Deficit)

As of August 3, 2021, 3,000 shares of a single class of common share with a par value of $0.01 per share have been authorized. As of December 31, 2025, the Company issued 3,000 shares, 1,000 shares each to each of the three founders as founders shares.